One Bush Street
Suite 1600
San Francisco, CA 94104-4446
+1 415 262 4500 Main
+1 415 262 4555 Fax
www. dechert.com

MARK PERLOW

mark. perlow@dechert.com
+1 415 262 4530 Direct
+1 415 262 4555 Fax

November 9, 2018

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	SA Funds - Investment Trust
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of SA Funds - Investment Trust (the “Trust”), electronically transmitted for filing is a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”), pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended, for a special meeting of the Trust’s shareholders (the “Meeting”) to be held on or about January 29, 2019.

At the Meeting, shareholders of the Trust will be asked to approve: (i) new investment advisory and administrative services agreements between the Trust, on behalf of each series of the Trust, and BAM Advisor Services, LLC; and (ii) new sub-advisory agreements by and among the Trust, on behalf of certain sub-advised series of the Trust, BAM Advisor Services, LLC, and Dimensional Fund Advisors LP. We note that the Trust intends to begin mailing the definitive Proxy Statement on or about November 26, 2018.

If you have any questions, please feel free to contact the undersigned by telephone at 415.262.4530 (or by email at mark.perlow@dechert.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Mark D. Perlow
Mark D. Perlow